UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09891

DREYFUS PREMIER OPPORTUNITY FUNDS
- DREYFUS PREMIER HEALTH CARE FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	07/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Health Care Fund
July 31, 2007 (Unaudited)

Common Stocks--95.5%	Shares	Value ($)

Biotechnology--25.5%
Abraxis Bioscience	1,500 a	30,030
Acorda Therapeutics	4,140 a	69,469
Alexion Pharmaceuticals	2,000 a	116,320
Amgen	1,330 a	71,474
Amylin Pharmaceuticals	3,630 a	168,831
BioMarin Pharmaceutical	3,400 a	61,404
Celgene	5,210 a	315,517
Cephalon	2,050 a	154,037
Genentech	3,565 a	265,165
Gilead Sciences	8,020 a	298,585
InterMune	1,600 a	34,160
Invitrogen	1,640 a	117,752
Medarex	2,900 a	41,064
Millipore	1,700 a	133,637
Onyx Pharmaceuticals	1,670 a	46,443
PDL BioPharma	2,130 a	50,034
Regeneron Pharmaceuticals	3,260 a	48,541
Theravance	2,890 a	77,365
Vanda Pharmaceuticals	2,300 a	43,033
Vertex Pharmaceuticals	3,450 a	111,435
ViaCell	7,000 a	35,000
		2,289,296
Distributors--1.5%
McKesson	1,480	85,485
Patterson Cos.	1,400 a	50,218
		135,703
Healthcare IT--1.3%
Cerner	1,390 a	73,489
IMS Health	1,400	39,382
		112,871
Managed Health Care--2.3%
Aetna	1,700	81,719
CIGNA	850	43,894
Health Net	1,690 a	83,723
		209,336
Medical Technology--20.7%
ArthroCare	400 a	20,248
Baxter International	5,100	268,260
Beckman Coulter	600	42,492
Becton, Dickinson & Co.	1,800	137,448
Gen-Probe	2,210 a	139,252
Hologic	2,400 a	124,320
Hospira	2,990 a	115,623
Johnson & Johnson	2,100	127,050
Medtronic	4,740	240,176
NuVasive	3,520 a	100,954
St. Jude Medical	3,700 a	159,618
Thermo Fisher Scientific	5,020 a	262,094
TomoTherapy	280 a	7,588
Zimmer Holdings	1,376 a	106,998
		1,852,121
Pharmaceutical--21.7%
Abbott Laboratories	6,120	310,223

Allergan	3,380	196,480
Bristol-Myers Squibb	6,910	196,313
Eli Lilly & Co.	1,800	97,362
Forest Laboratories	1,900 a	76,380
Merck & Co.	7,700	382,305
Novartis, ADR	1,715	92,524
Novo Nordisk, ADR	400	41,964
Roche Holding, ADR	1,775	158,383
Schering-Plough	9,810	279,977
Wyeth	2,270	110,141
		1,942,052
Services--14.6%
Allscripts Healthcare Solutions	2,800 a	63,700
Charles River Laboratories
International	2,690 a	137,674
Covance	2,385 a	168,309
CVS Caremark	6,609	232,571
Express Scripts	3,100 a	155,403
Medco Health Solutions	2,600 a	211,302
Pediatrix Medical Group	1,400 a	75,544
Pharmaceutical Product Development	2,850	95,475
Psychiatric Solutions	1,200 a	40,908
Universal Health Services, Cl. B	1,100	57,684
VCA Antech	1,800 a	70,812
		1,309,382
Specialty Pharmaceuticals--7.9%
Alcon	830	113,295
Elan, ADR	3,000 a	56,190
Endo Pharmaceuticals Holdings	2,300 a	78,223
MGI Pharma	3,800 a	95,114
Shire, ADR	2,470	182,261
Teva Pharmaceutical Industries, ADR	4,300	180,686
		705,769
Total Common Stocks
(cost $7,224,631)		8,556,530

Other Investment--2.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $205,000)	205,000 [b]	205,000

Total Investments (cost $7,429,631)	97.8%	8,761,530

Cash and Receivables (Net)	2.2%	198,570

Net Assets	100.0%	8,960,100

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Opportunity Funds
- Dreyfus Premier Health Care Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)